United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Conservative Allocation Fund

Class A: AAHYX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.93%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$924,149,014	994	38%	$2,398,939

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Investment Grade Corporate Bond Fund	11.2%
Thrivent Core High Yield Bond Fund	8.5%
Thrivent Core Emerging Markets Debt Fund	6.6%
U.S. Treasury Notes	2.8%
Thrivent International Large Cap ETF	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
NVIDIA Corporation	0.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	46.4%
Registered Investments Companies	28.1%
Common Stock	18.9%
Short-Term Investments	5.2%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	28.0%
Mortgage-Backed Securities	19.0%
Collateralized Mortgage Obligations	9.4%
U.S. Government & Agencies	6.9%
Information Technology	6.5%
Asset-Backed Securities	6.3%
Financials	5.0%
Industrials	2.5%
Consumer Discretionary	2.3%
Health Care	2.0%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Conservative Allocation Fund

Class S: THYFX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$35	0.69%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$924,149,014	994	38%	$2,398,939

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Investment Grade Corporate Bond Fund	11.2%
Thrivent Core High Yield Bond Fund	8.5%
Thrivent Core Emerging Markets Debt Fund	6.6%
U.S. Treasury Notes	2.8%
Thrivent International Large Cap ETF	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
NVIDIA Corporation	0.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	46.4%
Registered Investments Companies	28.1%
Common Stock	18.9%
Short-Term Investments	5.2%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	28.0%
Mortgage-Backed Securities	19.0%
Collateralized Mortgage Obligations	9.4%
U.S. Government & Agencies	6.9%
Information Technology	6.5%
Asset-Backed Securities	6.3%
Financials	5.0%
Industrials	2.5%
Consumer Discretionary	2.3%
Health Care	2.0%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
June 30, 2026
Thrivent Mutual Funds

Table of Contents
Schedule of Investments
Thrivent Conservative Allocation Fund 2
Statement of Assets and Liabilities 23
Statement of Operations 24
Statement of Changes in Net Assets 25
Notes to Financial Statements 26
Financial Highlights 40
Change in and Disagreement with Accountants (Item 8) 42
Proxy Disclosures (Item 9) 43
Remuneration Paid to Directors, Officers, and
Others (Item 10) 44
Statement Regarding Basis for Approval of
Investment Advisory Contract (Item 11) 45

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 47.4% Value
Asset-Backed Securities 6.3%
522 Funding CLO, Ltd.
$ 1,150,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 1,147,254
AGL CLO, Ltd.
500,000
5.475%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
497,487
Anchorage Capital CLO 20, Ltd.
850,000
6.875%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
850,164
Anchorage Capital CLO 21, Ltd.
1,225,000
5.575%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,225,000
Avis Budget Rental Car Funding
AESOP, LLC
925,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
927,608
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,711,301
Balboa Bay Loan Funding, Ltd.
750,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
749,997
1,050,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,047,642
Barings CLO, Ltd.
1,150,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,150,585
Battalion CLO XI, Ltd.
2,000,000
5.617%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
1,972,242
Battalion CLO XIV, Ltd.
1,825,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,821,638
Battalion CLO XXI, Ltd.
2,500,000
5.673%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,500,150
Capital Four US CLO V, Ltd.
1,725,000
5.630%,  (TSFR3M +
1.900%), 7/15/2037, Ser.
2026-5A, Class C
a,b,c
1,725,000
Columbia Cent CLO 33, Ltd.
1,250,000
5.568%,  (TSFR3M +
1.950%), 4/20/2037, Ser.
2024-33A, Class CR
a,b
1,250,749
Dryden 72 CLO, Ltd.
1,075,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,075,641
FirstLight Issuer, LLC
1,550,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
a,c
1,556,122
Principal
Amount Long-Term Fixed Income  47.4% Value
Asset-Backed Securities 6.3% - continued
Hertz Vehicle Financing III, LLC
$ 1,425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
$ 1,425,275
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
750,810
750,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
731,882
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,513,987
HPS Loan Management, Ltd.
1,150,000
5.439%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b
1,151,623
Kennedy Lewis CLO 3, Ltd.
1,000,000
5.075%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
996,492
LCM 41, Ltd.
2,900,000
7.273%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
2,781,645
LEDN Issuer Trust
725,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
721,453
Lightpath Fiber Issuer, LLC
1,550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
1,547,855
MetroNet Infrastructure Issuer, LLC
1,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
1,002,698
550,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
547,605
Octagon Investment Partners 50,
Ltd.
2,150,000
5.673%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
2,145,988
Pagaya AI Debt Grantor Trust
277,640
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
278,098
800,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
799,429
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
221,383
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
221,517
Palmer Square Loan Funding, Ltd.
1,425,000
5.523%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
1,416,916
250,000
5.173%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,705
825,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
818,362
1,525,000
5.394%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b
1,527,280

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Asset-Backed Securities 6.3% - continued
Park Blue CLO, Ltd.
$ 1,700,000
5.855%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
$ 1,702,737
PPM CLO 3, Ltd.
500,000
5.730%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
500,197
RFS Asset Securitization V, LLC
1,350,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,351,024
Rockford Tower CLO, Ltd.
1,850,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,850,903
1,500,000
5.573%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
1,493,570
Sculptor CLO XXVIII, Ltd.
1,700,000
5.625%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,700,411
Signal Peak CLO 1, Ltd.
1,100,000
5.630%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,098,200
Sixth Street CLO XI, Ltd.
1,300,000
5.504%,  (TSFR3M +
1.850%), 4/25/2037, Ser.
2018-11A, Class CR2
a,b
1,306,371
Sunnova Hestia II Issuer, LLC
1,102,252
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,059,252
Symphony CLO XX, Ltd.
1,050,000
6.680%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,052,817
Veros Auto Receivables Trust
331,735
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
332,423
Zayo Issuer, LLC
1,250,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
1,250,708
1,675,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
1,658,835
Total 58,194,648
Basic Materials <0.1%
FMC Corporation
170,000 8.450%,  11/1/2055
b
123,813
Peabody Energy Corporation,
Convertible
134,000 0.500%,  6/1/2031
a
123,213
Total 247,026
Capital Goods 0.4%
Array Technologies, Inc.,
Convertible
158,000 1.000%,  12/1/2028 146,434
24,000 2.875%,  7/1/2031
a
29,902
164,000 2.875%,  7/1/2031
a
204,327
Principal
Amount Long-Term Fixed Income  47.4% Value
Capital Goods 0.4% - continued
BWX Technologies, Inc.,
Convertible
$ 721,000 Zero Coupon,  11/1/2030
a
$ 738,304
Fluor Corporation, Convertible
394,000 1.125%,  8/15/2029 521,262
Granite Construction, Inc.,
Convertible
259,000 3.250%,  6/15/2030 541,828
Greenbrier Companies, Inc.,
Convertible
253,000 2.875%,  4/15/2028 288,774
JBT Marel Corporation,
Convertible
395,000 0.375%,  9/15/2030
a
399,129
Mirion Technologies, Inc.,
Convertible
214,000 0.250%,  6/1/2030
a
227,803
198,000 Zero Coupon,  10/1/2031
a
186,358
Patrick Industries, Inc., Convertible
199,000 1.750%,  12/1/2028
e
293,996
Total 3,578,117
Collateralized Mortgage Obligations 9.4%
A&D Mortgage Trust
228,379
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,f
229,531
ACRA Trust
1,075,000
5.573%,  6/25/2066, Ser.
2026-NQM1, Class A1
a,b
1,074,575
467,238
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,f
467,207
Alternative Loan Trust
508,043
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 250,559
Archwest Mortgage Trust
850,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,f
848,224
Banc of America Alternative Loan
Trust
422,713
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 379,638
Banc of America Mortgage
Securities Trust
236,049
5.591%,  9/25/2035, Ser.
2005-H, Class 3A1
b
226,227
Bear Stearns ARM Trust
62,196
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
60,113
Bellemeade Re, Ltd.
540,000
6.128%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
542,173
BRAVO Residential Funding Trust
951,492
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,f
941,167
Builder Circle Mortgage Trust
1,200,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
1,206,000
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,f
501,687

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations 9.4% -
continued
Chase Home Lending Mortgage
Trust
$ 1,175,000
5.500%,  4/25/2057, Ser.
2026-6, Class A5
a,b
$ 1,155,896
CHNGE Mortgage Trust
987,274
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
963,427
414,531
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,f
413,215
568,417
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,f
566,621
269,584
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,f
268,731
CIM Trust
924,762
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,f
921,784
Citigroup Mortgage Loan Trust,
Inc.
75,651
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 74,723
741,445
4.923%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
671,121
COLT Mortgage Loan Trust
793,837
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,f
795,138
Countrywide Alternative Loan Trust
355,035
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 289,221
210,208
4.125%,  10/25/2035, Ser.
2005-43, Class 4A1
b
183,383
129,016
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 100,695
CSMC Trust
461,965
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
399,463
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
565,605
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 501,340
247,145
3.895%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
205,329
Federal Home Loan Mortgage
Corporation - REMIC
1,837,130
4.000%,  1/25/2051, Ser.
5249, Class LA 1,804,568
1,775,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,754,538
3,583,370
1.500%,  3/25/2051, Ser.
5092, Class IC
g
308,709
1,450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,426,573
1,100,000
5.000%,  5/25/2055, Ser.
5537, Class KM 1,068,628
1,278,195
7.628%,  (SOFR30A +
4.000%), 7/25/2026, Ser.
5567, Class MB
b
1,301,028
987,077
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 820,436
5,416,535
1.500%,  12/25/2050, Ser.
5107, Class IO
g
516,301
2,682,711
2.000%,  12/25/2050, Ser.
5051, Class WI
g
347,558
Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations 9.4% -
continued
$ 42,645
3.000%,  5/15/2027, Ser.
4046, Class GI
g
$ 231
151,090
3.000%,  7/15/2027, Ser.
4074, Class IO
g
1,642
136,569
3.000%,  7/15/2027, Ser.
4084, Class NI
g
1,416
57,526
2.500%,  2/15/2028, Ser.
4162, Class AI
g
621
157,498
2.500%,  2/15/2028, Ser.
4161, Class UI
g
1,824
304,162
2.500%,  3/15/2028, Ser.
4177, Class EI
g
4,339
762,573
3.500%,  10/15/2032, Ser.
4119, Class KI
g
50,477
466,712
3.000%,  2/15/2033, Ser.
4170, Class IG
g
25,416
486,242
3.000%,  4/15/2033, Ser.
4203, Class DI
g
15,645
983,140
5.500%,  1/25/2046, Ser.
5617, Class AZ 972,101
Federal Home Loan Mortgage
Corporation STRIPS
1,045,779
3.500%,  8/15/2035, Ser.
345, Class C8
g
88,681
Federal National Mortgage
Association - REMIC
1,500,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,480,376
2,000,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,942,738
1,971,374
5.500%,  8/25/2054, Ser.
2024-50, Class DB 1,965,224
1,100,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,064,979
1,062,502
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 1,013,138
1,878,132
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
248,032
178,241
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,497
72,301
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
479
120,694
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
1,138
386,191
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
4,024
225,751
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
1,990
91,211
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
912
198,975
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
1,610
110,900
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
1,460
78,849
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
1,168
682,401
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
42,386
First Horizon Alternative Mortgage
Securities Trust
125,068
5.471%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
122,960
111,731
5.004%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
105,516

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations 9.4% -
continued
Flagstar Mortgage Trust
$ 385,724
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
$ 347,176
GCAT Trust
1,125,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
1,113,935
912,188
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
854,924
217,016
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
220,458
GMAC Mortgage Corporation
Loan Trust
241,861
3.851%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
212,684
GS Mortgage-Backed Securities
Trust
655,593
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
653,931
Home Re, Ltd.
832,563
8.228%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
848,767
HTAP Issuer Trust
606,978
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
604,017
1,274,721
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,268,752
IndyMac IMJA Mortgage Loan
Trust
951,758
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 352,453
J.P. Morgan Mortgage Trust
626,160
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
536,448
678,079
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,f
671,060
649,505
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
642,179
63,317
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 65,538
288,071
4.942%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
188,925
LHOME Mortgage Trust
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,f
750,898
Merrill Lynch Alternative Note
Asset Trust
887,613
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 263,805
MFA Trust
594,615
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,f
595,504
Morgan Stanley Residential
Mortgage Loan Trust
1,359,571
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,f
1,351,490
MortgageIT Securities Corporation
Mortgage Loan Trust
1,433,786
4.223%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,273,200
Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations 9.4% -
continued
PMT Loan Trust
$ 1,067,251
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
$ 1,084,177
1,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,311,353
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,002,457
Point Securitization Trust
1,383,105
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,385,924
PRET, LLC
455,087
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,f
451,528
1,326,397
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,f
1,326,652
1,137,814
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,f
1,136,801
689,609
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,f
690,201
1,100,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,f
1,101,031
PRKCM Trust
654,899
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
652,802
622,273
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,f
623,791
PRPM Trust
1,124,000
6.124%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,118,564
1,475,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,482,424
PRPM, LLC
842,985
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,f
830,246
900,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,f
862,347
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,f
965,919
1,500,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,f
1,394,098
1,350,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,f
1,334,115
409,478
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,f
409,692
750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,f
750,862
1,001,858
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,f
1,001,500
825,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,f
821,416
RCO IX Mortgage, LLC
205,688
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,f
205,682
774,803
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,f
773,466
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
f
465,396
Residential Accredit Loans, Inc.
Trust
325,713
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 289,991

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations 9.4% -
continued
$ 244,851
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 202,557
457,879
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 390,072
Residential Asset Securitization
Trust
380,218
4.269%,  1/25/2034, Ser.
2004-IP1, Class A1
b
364,353
Residential Funding Mortgage
Security I Trust
338,876
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 274,769
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,f
1,997,705
Saxon Asset Securities Trust
567,623
2.735%,  8/25/2035, Ser.
2004-2, Class MF2
b
519,964
Sequoia Mortgage Trust
1,000,000
5.915%,  3/25/2054, Ser.
2024-2, Class A13
a,b
1,002,123
1,425,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
1,350,671
1,000,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
954,088
359,496
3.437%,  9/20/2046, Ser.
2007-1, Class 4A1
b
233,459
Splitero Trust
1,250,000
5.750%,  6/25/2056, Ser.
2026-1, Class A1
a,f
1,235,724
Structured Adjustable Rate
Mortgage Loan Trust
137,576
4.486%,  7/25/2035, Ser.
2005-15, Class 4A1
b
121,407
Triangle Re, Ltd.
259,619
7.028%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
260,628
Unlock HEA Trust
1,266,512
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,264,264
1,168,811
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,164,397
565,843
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
564,422
Velocity Commercial Capital Loan
Trust
448,247
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
453,569
360,547
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
363,100
591,861
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
601,933
Verus Securitization Trust
892,298
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
792,002
VOLT C, LLC
1,955,390
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,956,513
Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations 9.4% -
continued
VOLT CVI, LLC
$ 444,633
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
$ 445,225
Vontive Mortgage Trust
1,375,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,f
1,383,789
WaMu Mortgage Pass-Through
Certificates
87,825
5.767%,  5/25/2033, Ser.
2003-AR4, Class A7
b
87,797
Washington Mutual Mortgage
Pass-Through Certificates
274,036
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 240,123
Total 87,260,780
Commercial Mortgage-Backed Securities 0.5%
BANK
7,465,470
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
333,356
1,000,000
4.450%,  5/15/2061, Ser.
2018-BN12, Class AS
b
969,939
BBCMS Mortgage Trust
5,941,129
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
339,531
1,600,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,606,475
PFP, Ltd.
1,500,000
4.970%,  (TSFR1M +
1.320%), 12/18/2043, Ser.
2026-14, Class A
a,b
1,499,533
Total 4,748,834
Communications Services 0.2%
Bell Telephone Company of
Canada
165,000 7.000%,  9/15/2055
b
170,502
Cable One, Inc., Convertible
125,000 1.125%,  3/15/2028 81,250
Rogers Communications, Inc.
115,000 5.250%,  3/15/2082
a,b
114,566
165,000 7.125%,  4/15/2055
b
169,522
Snap, Inc., Convertible
163,000 0.125%,  3/1/2028 149,764
488,000 0.500%,  5/1/2030 396,988
TELUS Corporation
93,000 6.625%,  10/15/2055
b
94,295
Verizon Communications, Inc.
230,000 6.200%,  5/14/2056
b
232,526
Vodafone Group plc
410,000 7.000%,  4/4/2079
b
425,191
Total 1,834,604
Consumer Cyclical 0.4%
Burlington Stores, Inc., Convertible
133,000 1.250%,  12/15/2027 211,669
Compass, Inc., Convertible
533,000 0.250%,  4/15/2031
a,e
578,838

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Cyclical 0.4% - continued
Cracker Barrel Old Country Store,
Inc., Convertible
$ 42,000 1.750%,  9/15/2030 $ 42,827
DraftKings Holdings, Inc.,
Convertible
716,000 Zero Coupon,  3/15/2028 665,025
EZCORP, Inc., Convertible
158,000 3.750%,  12/15/2029
a
496,572
General Motors Financial
Company, Inc.
75,000 5.750%,  9/30/2027
b,h
74,938
60,000 5.700%,  9/30/2030
b,h
59,989
Live Nation Entertainment, Inc.,
Convertible
180,000 3.125%,  1/15/2029 320,670
189,000 2.875%,  1/15/2030
e
225,572
242,000 2.875%,  10/15/2031
a
266,660
Marriott Vacations Worldwide
Corporation, Convertible
249,000 3.250%,  12/15/2027 244,269
Meritage Homes Corporation,
Convertible
99,000 1.750%,  5/15/2028 102,020
Uber Technologies, Inc.,
Convertible
190,000 Zero Coupon,  5/15/2028 219,298
264,000 0.875%,  12/1/2028 315,744
Wayfair, Inc., Convertible
122,000 3.250%,  9/15/2027 183,061
Total 4,007,152
Consumer Non-Cyclical 0.4%
BioMarin Pharmaceutical, Inc.,
Convertible
228,000 1.250%,  5/15/2027 221,548
Chefs' Warehouse, Inc.,
Convertible
152,000 2.375%,  12/15/2028 339,431
CVS Health Corporation
159,000 6.750%,  12/10/2054
b
165,653
Envista Holdings Corporation,
Convertible
68,000 1.750%,  8/15/2028 68,041
Integer Holdings Corporation,
Convertible
89,000 2.125%,  2/15/2028 108,357
703,000 1.875%,  3/15/2030 679,274
Jazz Investments I, Ltd.,
Convertible
461,000 3.125%,  9/15/2030 785,544
LCI Industries, Convertible
351,000 3.000%,  3/1/2030 392,242
Post Holdings, Inc., Convertible
255,000 2.500%,  8/15/2027 263,925
Spectrum Brands, Inc.,
Convertible
201,000 3.375%,  6/1/2029 208,980
Winnebago Industries, Inc.,
Convertible
189,000 3.250%,  1/15/2030 175,297
Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Non-Cyclical 0.4% - continued
Zoetis, Inc., Convertible
$ 309,000 0.250%,  6/15/2029
a
$ 280,428
Total 3,688,720
Energy 0.3%
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,h
239,220
274,000 6.450%,  12/1/2033
b,h
284,439
Crescent Energy Company,
Convertible
449,000 2.750%,  3/15/2031
a
441,591
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
266,205
263,000 7.625%,  1/15/2083
b
284,701
Energy Transfer, LP
165,000 8.000%,  5/15/2054
b
175,157
83,000 7.125%,  5/15/2030
b,h
85,641
Northern Oil and Gas, Inc.,
Convertible
457,000 3.625%,  4/15/2029 436,709
Phillips 66 Company
164,000 6.200%,  3/15/2056
b
164,717
TransCanada PipeLines, Ltd.
200,000 6.375%,  10/17/2056
b,e
202,322
TransCanada Trust
200,000 5.875%,  8/15/2076
b
200,177
UGI Corporation, Convertible
98,000 5.000%,  6/1/2028 131,134
Venture Global LNG, Inc.
330,000 9.000%,  9/30/2029
a,b,h
322,184
Total 3,234,197
Financials 1.5%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
210,000 6.950%,  3/10/2055
b
217,390
American Express Company
255,000 3.550%,  9/15/2026
b,h
253,889
Bank of America Corporation
275,000 6.125%,  4/27/2027
b,h
277,444
Bank of New York Mellon
Corporation
165,000 5.950%,  12/20/2030
b,h
165,564
Bank of Nova Scotia
197,000 6.875%,  10/27/2085
b
199,332
Boston Properties, LP, Convertible
152,000 2.000%,  10/1/2030
a
146,984
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,e,h
139,566
Charles Schwab Corporation
465,000 6.100%,  6/1/2031
b,h
465,102
CHL Mortgage Pass-Through Trust
18,514
6.057%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
19,162
689,468
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 274,332
Citigroup, Inc.
124,000 7.625%,  11/15/2028
b,h
128,841
165,000 7.125%,  8/15/2029
b,h
168,809
165,000 6.950%,  2/15/2030
b,e,h
168,799

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Financials 1.5% - continued
$ 210,000 7.000%,  8/15/2034
b,e,h
$ 219,054
316,000 6.625%,  12/29/2049
b
321,940
200,000 6.875%,  12/29/2049
b
204,824
Citizens Financial Group, Inc.
175,000 4.000%,  10/6/2026
b,h
173,743
Coinbase Global, Inc., Convertible
260,000 Zero Coupon,  10/1/2029
a
223,730
248,000 0.250%,  4/1/2030 222,208
352,000 Zero Coupon,  10/1/2032
a
273,152
COPT Defense Properties, LP,
Convertible
52,000 5.250%,  9/15/2028
a
66,402
Core Scientific, Inc., Convertible
75,000 3.000%,  9/1/2029
a
184,980
106,000 Zero Coupon,  6/15/2031
a
148,983
Corebridge Financial, Inc.
135,000 6.375%,  9/15/2054
b
134,022
121,000 6.875%,  12/15/2052
b
122,753
Countrywide Home Loan
Mortgage Pass Through Trust
332,562
4.621%,  11/25/2035, Ser.
2005-22, Class 2A1
b
273,502
Credit Suisse Group AG
130,000 7.250%,  N/A
*,i
31,200
150,000 7.500%,  N/A
*,i
36,000
Dai-ichi Life Insurance Company,
Ltd.
165,000 6.200%,  1/16/2035
a,b,h
168,147
Digital Realty Trust, LP, Convertible
189,000 1.875%,  11/15/2029
a
202,513
Encore Capital Group, Inc.,
Convertible
183,000 4.000%,  3/15/2029 279,415
Federal Realty OP, LP, Convertible
94,000 3.250%,  1/15/2029
a
103,494
Goldman Sachs Group, Inc.
195,000 3.650%,  8/10/2026
b,h
194,705
163,000 6.125%,  11/10/2034
b,e,h
163,378
Hartford Insurance Group, Inc.
125,000
6.038%,  (TSFR3M +
2.387%), 2/12/2047
a,b
122,847
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
62,000 3.750%,  8/15/2028
a,e
92,132
Healthcare Realty Holdings, LP,
Convertible
108,000 3.000%,  1/15/2032
a
110,538
Hercules Capital, Inc., Convertible
23,000 4.750%,  9/1/2028
a
22,459
Huntington Bancshares, Inc./OH
160,000 4.450%,  10/15/2027
b,h
157,597
Huntington Bank Auto Credit-
Linked Notes
103,720
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
104,157
JPMorgan Chase & Company
160,000 6.500%,  4/1/2030
b,h
163,842
Kimco Realty OP, LLC, Convertible
88,000 3.500%,  6/15/2031
a
89,496
Kite Realty Group, LP, Convertible
20,000 0.750%,  4/1/2027
a
24,476
Principal
Amount Long-Term Fixed Income  47.4% Value
Financials 1.5% - continued
Lincoln National Corporation
$ 93,000
6.268%,  (TSFR3M +
2.619%), 8/17/2026
b
$ 81,130
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,h
402,938
MetLife, Inc.
160,000 6.350%,  3/15/2055
b,e
163,986
205,000 5.875%,  3/15/2028
b,h
205,566
261,000 6.400%,  12/15/2036 265,929
Nippon Life Insurance Company
455,000 5.950%,  4/16/2054
a,b
461,699
Pebblebrook Hotel Trust,
Convertible
253,000 1.625%,  1/15/2030
a,e
339,020
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
198,730
241,000 6.250%,  3/15/2030
b,e,h
246,361
Provident Financing Trust I
120,000 7.405%,  3/15/2038 123,476
Prudential Financial, Inc.
198,000 6.750%,  3/1/2053
b
208,324
155,000 6.250%,  6/15/2056
b
155,343
160,000 3.700%,  10/1/2050
b
148,308
Realty Income Corporation,
Convertible
132,000 3.500%,  1/15/2029
a
135,630
Rexford Industrial Realty, LP,
Convertible
98,000 4.375%,  3/15/2027
a
97,412
77,000 4.125%,  3/15/2029
a
75,614
Royal Bank of Canada
200,000 6.750%,  8/24/2085
b
203,434
Shift4 Payments, Inc., Convertible
428,000 0.500%,  8/1/2027 407,670
Starwood Property Trust, Inc.,
Convertible
213,000 6.750%,  7/15/2027 215,343
State Street Corporation
137,000 6.700%,  3/15/2029
b,e,h
141,685
Sumisho Air Lease Corporation
270,000 8.256%,  9/15/2026
b,h
271,314
Sumitomo Life Insurance Company
290,000 3.375%,  4/15/2081
a,b
265,100
Tanger Properties, LP, Convertible
44,000 2.375%,  1/15/2031
a,e
47,168
Terawulf, Inc., Convertible
45,000 2.750%,  2/1/2030
a
137,593
66,000 1.000%,  9/1/2031
a
141,134
62,000 Zero Coupon,  5/1/2032
a
91,757
Truist Financial Corporation
150,000 5.100%,  3/1/2030
b,h
149,763
151,000 6.250%,  6/15/2031
b,h
151,037
Wells Fargo & Company
277,000 7.625%,  9/15/2028
b,h
291,437
Welltower OP, LLC, Convertible
140,000 2.750%,  5/15/2028
a
331,100
166,000 3.125%,  7/15/2029
a
297,555
Total 13,713,459

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Mortgage-Backed Securities 19.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 604,894 2.000%,  1/1/2052 $ 490,715
3,213,767 6.000%,  1/1/2055 3,362,208
6,614,954 2.500%,  5/1/2051 5,606,565
4,858,250 3.500%,  5/1/2052 4,444,126
3,625,796 4.000%,  5/1/2052 3,419,597
5,196,842 5.000%,  7/1/2053 5,160,423
6,758,336 5.500%,  7/1/2053 6,846,031
381,142 5.000%,  8/1/2053 379,513
1,490,266 5.500%,  9/1/2053 1,518,847
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,287,522 2.500%,  7/1/2030 2,210,555
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,631,533 3.500%,  5/1/2040 3,434,753
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,281,280 3.000%,  1/1/2052 7,287,407
842,093 2.000%,  2/1/2051 683,142
1,278,491 2.000%,  2/1/2051 1,037,166
3,905,134 2.500%,  2/1/2051 3,333,183
5,308,950 2.500%,  2/1/2051 4,453,125
5,055,380 2.000%,  3/1/2051 4,071,589
4,847,281 4.000%,  3/1/2051 4,590,043
9,120,425 3.000%,  3/1/2052 8,032,607
7,620,840 2.000%,  4/1/2051 6,142,527
3,292,959 5.500%,  4/1/2054 3,356,116
1,525,235 2.000%,  5/1/2051 1,230,887
3,201,277 3.000%,  5/1/2051 2,859,827
3,351,809 3.000%,  6/1/2050 3,006,187
1,435,375 4.000%,  6/1/2052 1,347,725
2,659,089 5.000%,  6/1/2053 2,644,058
7,387,681 2.500%,  7/1/2051 6,330,352
3,098,221 3.500%,  7/1/2051 2,843,331
1,426,449 2.500%,  8/1/2050 1,220,097
6,231,778 3.500%,  8/1/2050 5,739,616
3,366,158 4.500%,  8/1/2052 3,242,885
3,993,428 4.500%,  8/1/2052 3,850,843
526,384 5.000%,  8/1/2053 523,246
4,369,109 3.500%,  9/1/2052 4,008,274
1,782,233 3.500%,  9/1/2052 1,629,663
416,036 5.000%,  9/1/2052 412,545
1,023,642 4.500%,  9/1/2053 990,908
6,103,243 4.000%,  10/1/2052 5,757,799
1,540,547 2.000%,  11/1/2051 1,249,720
2,292,994 3.500%,  11/1/2052 2,104,326
6,177,276 2.000%,  12/1/2050 5,013,573
13,851,072 4.500%,  12/1/2052 13,419,200
13,225,000 5.000%,  7/1/2041
c
12,993,586
4,750,000 6.000%,  8/1/2041
c
4,840,281
800,000 5.500%,  7/1/2042
c
802,556
1,000,000 4.500%,  7/1/2048
c
957,891
950,000 3.500%,  7/1/2049
c
861,828
100,000 4.000%,  7/1/2049
c
93,453
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,702,435 3.500%,  7/1/2061 2,422,241
Principal
Amount Long-Term Fixed Income  47.4% Value
Mortgage-Backed Securities 19.0% - continued
$ 3,194,098 4.000%,  12/1/2061 $ 2,948,354
Total 175,205,490
Technology 1.1%
Akamai Technologies, Inc.,
Convertible
92,000 0.375%,  9/1/2027 110,248
102,000 1.125%,  2/15/2029 121,312
139,000 Zero Coupon,  5/15/2030
a
130,716
120,000 Zero Coupon,  5/15/2032
a
110,326
177,000 0.250%,  5/15/2033 258,110
Amkor Technology, Inc.,
Convertible
650,000 Zero Coupon,  7/15/2031
a
774,669
Applied Digital Corporation,
Convertible
88,000 2.750%,  6/1/2030 350,368
Avnet, Inc., Convertible
104,000 1.750%,  9/1/2030
a
145,496
Block, Inc., Convertible
70,000 0.250%,  11/1/2027 66,325
Ciena Corporation, Convertible
715,000 Zero Coupon,  9/15/2031
a
752,537
CoreWeave, Inc., Convertible
122,000 1.750%,  12/1/2031
a
145,339
198,000 1.750%,  10/1/2032
a
217,958
Euronet Worldwide, Inc.,
Convertible
151,000 0.625%,  10/1/2030
a
135,893
Global Payments, Inc., Convertible
290,000 1.500%,  3/1/2031 260,275
InterDigital, Inc., Convertible
58,000 3.500%,  6/1/2027 212,193
Lumentum Holdings, Inc.,
Convertible
55,000 0.500%,  6/15/2028 358,847
90,000 0.375%,  3/15/2032
a
415,125
Microchip Technology, Inc.,
Convertible
150,000 Zero Coupon,  2/15/2030
a
172,653
134,000 0.750%,  6/1/2030
e
147,317
MKS, Inc., Convertible
297,000 1.250%,  6/1/2030
e
874,239
ON Semiconductor Corporation,
Convertible
128,000 Zero Coupon,  5/1/2027 232,806
188,000 0.500%,  3/1/2029 226,540
221,000 Zero Coupon,  5/1/2031
a
219,674
Progress Software Corporation,
Convertible
360,000 3.500%,  3/1/2030 344,217
Semtech Corporation, Convertible
73,000 1.625%,  11/1/2027 315,214
244,000 Zero Coupon,  10/15/2030
a
447,862
Synaptics, Inc., Convertible
316,000 0.750%,  12/1/2031
e
469,041
Viavi Solutions, Inc., Convertible
165,000 0.625%,  3/1/2031
a
586,483
Vishay Intertechnology, Inc.,
Convertible
349,000 2.250%,  9/15/2030
e
692,416

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Technology 1.1% - continued
Western Digital Corporation,
Convertible
$ 43,000 3.000%,  11/15/2028 $ 724,095
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026
e
32,548
199,000 3.625%,  3/1/2028
a
198,051
Total 10,248,893
U.S. Government & Agencies 6.9%
U.S. Treasury Bonds
1,600,000 3.625%,  5/15/2053 1,278,688
1,200,000 4.750%,  11/15/2053 1,160,906
7,000,000 4.625%,  2/15/2035 7,111,016
1,200,000 4.625%,  2/15/2046 1,151,813
U.S. Treasury Notes
1,600,000 3.625%,  8/31/2027 1,590,750
26,000,000 3.500%,  1/31/2028 25,731,875
11,400,000 4.125%,  7/31/2028 11,391,984
3,500,000 4.000%,  2/28/2030 3,478,809
3,700,000 3.625%,  9/30/2030 3,618,484
200,000 3.875%,  4/30/2031 197,125
7,300,000 4.000%,  11/15/2035 7,061,609
Total 63,773,059
Utilities 1.0%
AES Corporation
165,000 7.600%,  1/15/2055
b
168,940
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
222,814
Alliant Energy Corporation,
Convertible
87,000 3.250%,  5/30/2028 95,735
American Electric Power
Company, Inc.
158,000 6.050%,  3/15/2056
b
157,111
158,000 6.950%,  12/15/2054
b,e
168,744
CenterPoint Energy, Inc.
124,000 7.000%,  2/15/2055
b
128,443
83,000 6.700%,  5/15/2055
b
85,401
CenterPoint Energy, Inc.,
Convertible
165,000 3.000%,  8/1/2028
a
175,312
104,000 2.875%,  5/15/2029
a
104,645
CMS Energy Corporation,
Convertible
128,000 3.375%,  5/1/2028 142,784
125,000 3.125%,  5/1/2031
a
127,250
Dominion Energy, Inc.
158,000 6.875%,  2/1/2055
b
163,263
158,000 7.000%,  6/1/2054
b
167,289
235,000 6.250%,  12/15/2056
b,e
235,995
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
236,529
157,000 6.450%,  9/1/2054
b,e
163,029
Duke Energy Corporation,
Convertible
241,000 3.000%,  3/15/2029
a
239,795
Edison International
220,000 5.000%,  12/15/2026
b,h
216,943
Entergy Corporation
71,000 5.875%,  6/15/2056
b
71,011
Principal
Amount Long-Term Fixed Income  47.4% Value
Utilities 1.0% - continued
$ 145,000 6.100%,  6/15/2056
b
$ 145,298
Evergy, Inc., Convertible
179,000 4.500%,  12/15/2027 254,610
Exelon Corporation, Convertible
165,000 3.250%,  3/15/2029
a
167,343
FirstEnergy Corporation,
Convertible
185,000 3.625%,  1/15/2029 201,927
188,000 3.875%,  1/15/2031 208,718
NextEra Energy Capital Holdings,
Inc.
150,000 3.800%,  3/15/2082
b
147,953
331,000 6.750%,  6/15/2054
b,e
344,749
135,000 6.625%,  10/1/2066
b
137,079
NextEra Energy Capital Holdings,
Inc., Convertible
115,000 3.000%,  3/1/2027 151,053
NiSource, Inc.
81,000 6.375%,  3/31/2055
b
83,515
145,000 5.750%,  7/15/2056
b,e
144,790
160,000 6.950%,  11/30/2054
b
165,442
NRG Energy, Inc.
189,000 10.250%,  3/15/2028
a,b,h
203,937
PacifiCorp
155,000 7.125%,  8/15/2056
b
153,960
PG&E Corporation, Convertible
725,000 4.250%,  12/1/2027 740,950
Pinnacle West Capital Corporation,
Convertible
80,000 4.750%,  6/15/2027 95,327
PPL Capital Funding, Inc.,
Convertible
173,000 2.875%,  3/15/2028 196,355
160,000 3.000%,  12/1/2030
a
162,688
Puget Energy, Inc.
158,000 7.000%,  9/15/2056
b
159,727
Sempra
162,000 6.550%,  4/1/2055
b
163,314
162,000 6.625%,  4/1/2055
b
163,803
121,000 6.400%,  10/1/2054
b
121,648
162,000 6.875%,  10/1/2054
b,e
165,266
Southern Company
210,000 3.750%,  9/15/2051
b
209,283
Southern Company, Convertible
145,000 4.500%,  6/15/2027 159,718
251,000 3.250%,  6/15/2028 253,652
WEC Energy Group, Inc.
145,000 5.625%,  5/15/2056
b
144,124
WEC Energy Group, Inc.,
Convertible
143,000 4.375%,  6/1/2027 172,959
94,000 3.375%,  6/1/2028 97,572
134,000 4.375%,  6/1/2029 166,026
Xcel Energy, Inc.
160,000 5.750%,  12/3/2056
b
158,122
Total 8,911,941
Total Long-Term Fixed Income
(cost $444,120,358) 438,646,920

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   28.8% Value
U.S. Affiliated   28.0%
6,853,315 Thrivent Core Emerging Markets
Debt Fund $ 61,131,567
3,960,756 Thrivent Core High Yield Bond
Fund 78,581,391
5,276,762 Thrivent Core Investment Grade
Corporate Bond Fund 103,741,150
608,427 Thrivent International Large Cap
ETF 15,422,529
Total 258,876,637
U.S. Unaffiliated   0.8%
14,380 abrdn Asia-Pacific Income Fund,
Inc. 211,530
48,060 abrdn Income Credit Strategies
Fund 249,912
13,509 abrdn Total Dynamic Dividend
Fund 139,278
27,883 AllianceBernstein Global High
Income Fund, Inc. 287,195
39,038 Allspring Income Opportunities
Fund 253,747
10,604 BlackRock Capital Allocation Term
Trust 168,922
8,155 BlackRock Core Bond Trust 74,781
35,125 BlackRock Corporate High Yield
Fund, Inc. 300,670
28,301 BlackRock Credit Allocation
Income Trust 289,236
5,762 BlackRock Debt Strategies Fund,
Inc. 55,891
6,177 BlackRock Enhanced Equity
Dividend Trust 59,114
21,332 BlackRock Enhanced Global
Dividend Trust 257,904
16,432 BlackRock Enhanced International
Dividend Trust 94,320
13,516 BlackRock Income Trust, Inc. 144,892
24,461 BlackRock Multi-Sector Income
Trust 306,252
17,573 Blackstone Strategic Credit 2027
Term Fund 198,575
21,815 Cornerstone Strategic Investment
Fund, Inc. 164,921
26,988 Eaton Vance Limited Duration
Income Fund 252,878
13,029 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 127,815
182 iShares Semiconductor ETF 116,618
54,726 Nuveen Credit Strategies Income
Fund 265,968
19,794 Nuveen Preferred Income
Opportunities Fund 155,977
21,717 PGIM Global High Yield Fund, Inc. 262,776
16,825 PGIM High Yield Bond Fund, Inc. 219,734
12,370 PIMCO Dynamic Income Fund 206,579
19,283 PIMCO High Income Fund 89,859
19,833 PIMCO Income Strategy Fund II 141,409
3,310 Tri-Continental Corporation 113,930
8,602 Vanguard Short-Term Corporate
Bond ETF 679,816
5,408 Virtus Convertible & Income Fund 95,127
15,323 Virtus Dividend, Interest &
Premium Strategy Fund 232,756
Shares
Registered Investment
Companies  28.8% Value
U.S. Unaffiliated   0.8%  - continued
4,754 Virtus Equity & Convertible Income
Fund $ 127,692
35,139 Voya Global Equity Dividend &
Premium Opportunity Fund 215,754
9,987 Western Asset Diversified Income
Fund 135,424
67,749 Western Asset High Income
Opportunity Fund, Inc. 246,606
Total 6,943,858
Total Registered Investment
Companies (cost $262,690,199) 265,820,495
Shares Common Stock 19.4% Value
Communications Services 1.5%
9,873 Alphabet, Inc., Class A 3,528,314
12,585 Alphabet, Inc., Class C 4,446,658
8,906 AT&T, Inc. 184,354
16,764 Comcast Corporation 411,556
254 Liberty Global, Ltd., Class A
j
2,888
5,065 Meta Platforms, Inc. 2,853,064
7,057 Netflix, Inc.
j
503,870
1,052 Reddit, Inc.
j
182,606
402 ROBLOX Corporation
j
21,861
40 Space Exploration Technologies
Corporation
j
6,834
17,171 Universal Music Group NV 359,723
2,728 Walt Disney Company 262,570
20,556 Warner Brothers Discovery, Inc.
j
548,023
22,750 Warner Music Group Corporation 615,843
Total 13,928,164
Consumer Discretionary 1.9%
9,054 ADT, Inc. 58,851
2,107 Advance Auto Parts, Inc. 131,097
3,157 Airbnb, Inc.
j
451,767
24,364 Amazon.com, Inc.
j
5,806,916
6,344 Aptiv plc
j
389,395
42 AutoZone, Inc.
j
134,229
775 Boot Barn Holdings, Inc.
j
127,309
289 Build-A-Bear Workshop, Inc. 8,846
3,511 D.R. Horton, Inc. 571,872
1,848 Etsy, Inc.
j
139,210
1,064 Five Below, Inc.
j
191,296
592 Frontdoor, Inc.
j
45,933
873 Garmin, Ltd. 207,372
2,490 Garrett Motion, Inc. 90,213
5,662 General Motors Company 436,427
2,269 Hasbro, Inc. 187,397
1,347 Hilton Worldwide Holdings, Inc. 445,130
1,824 Home Depot, Inc. 643,288
1,174 Laureate Education, Inc.
j
42,640
4,009 Life Time Group Holdings, Inc.
j
163,728
4,152 Lowe's Companies, Inc. 915,474
338 Monarch Casino & Resort, Inc. 44,484
177 Murphy USA, Inc. 95,380
3,412 O'Reilly Automotive, Inc.
j
314,211
2,324 Pattern Group, Inc.
j
58,542
1,227 PulteGroup, Inc. 168,357
3,151 Ross Stores, Inc. 670,690
2,445 SharkNinja, Inc.
j
372,300
21,426 Sony Group Corporation ADR
e
429,806
834 Tapestry, Inc. 122,081

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  19.4% Value
Consumer Discretionary 1.9% - continued
4,250 Tesla, Inc.
j
$ 1,787,550
564 Texas Roadhouse, Inc. 108,982
2,795 TJX Companies, Inc. 423,442
2,170 Universal Technical Institute, Inc.
j
92,811
5,240 Viking Holdings, Ltd.
j
548,471
767 Williams-Sonoma, Inc. 178,788
7,662 Wyndham Hotels & Resorts, Inc. 645,217
2,476 Wynn Resorts, Ltd. 240,395
Total 17,489,897
Consumer Staples 0.6%
3,984 BellRing Brands, Inc.
j
51,553
219 Casey's General Stores, Inc. 174,059
743 Chefs' Warehouse, Inc.
j
71,402
8,457 Coca-Cola Company 687,300
825 Colgate-Palmolive Company 75,636
82 Costco Wholesale Corporation 76,709
3,560 Darling Ingredients, Inc.
j
194,447
1,553 John B. Sanfilippo & Son, Inc. 133,543
25,903 Keurig Dr Pepper, Inc. 847,805
1,022 Monster Beverage Corporation
j
98,235
3,273 PepsiCo, Inc. 443,164
18 Procter & Gamble Company 2,640
12,792 Sysco Corporation 1,069,155
1,440 Turning Point Brands, Inc. 122,127
15,794 Unilever plc ADR 949,535
321 United Natural Foods, Inc.
j
14,660
5,816 Walmart, Inc. 658,720
636 WD-40 Company 154,955
Total 5,825,645
Energy 0.9%
6,533 Antero Midstream Corporation 148,626
3,277 Chevron Corporation 543,196
11,127 ConocoPhillips 1,156,763
23,417 Devon Energy Corporation 967,590
1,926 DHT Holdings, Inc. 31,837
30,936 Enterprise Products Partners, LP 1,137,207
726 EOG Resources, Inc. 94,184
2,111 Expand Energy Corporation 192,502
15,747 Exxon Mobil Corporation 2,152,930
22,957 Halliburton Company 779,390
6,030 Kinder Morgan, Inc. 192,779
2,571 Marathon Petroleum Corporation 657,328
1,843 Matador Resources Company 91,745
7,291 Patterson-UTI Energy, Inc. 66,931
10,501 Permian Resources Corporation 193,323
1,629 Talos Energy, Inc.
j
21,030
2,062 TechnipFMC plc 136,711
911 Williams Companies, Inc. 67,724
Total 8,631,796
Financials 2.7%
305 Affiliated Managers Group, Inc. 103,212
1,747 Allstate Corporation 415,681
5,869 Ally Financial, Inc. 269,681
1,009 American Express Company 341,294
512 American Financial Group, Inc. 71,649
8,951 American International Group, Inc. 667,118
244 Ameriprise Financial, Inc. 111,937
227 Aon plc 75,294
3,266 Arch Capital Group, Ltd.
j
316,998
2,244 Associated Banc-Corp 69,048
Shares Common Stock  19.4% Value
Financials 2.7% - continued
2,348 Atlantic Union Bankshares
Corporation $ 99,344
352 Banc of California, Inc. 7,191
36,517 Bank of America Corporation 2,080,739
7,306 Bank of New York Mellon
Corporation 1,056,521
1,029 Beacon Financial Corporation 31,333
2,880 Berkshire Hathaway, Inc.
j
1,441,123
8,861 BGC Group, Inc. 94,724
362 BlackRock, Inc. 348,085
4,188 Bridgewater Bancshares, Inc.
j
88,116
1,806 Byline Bancorp, Inc. 68,014
6,468 Capital One Financial Corporation 1,297,610
203 Central Pacific Financial
Corporation 7,755
12,960 Charles Schwab Corporation 1,195,819
2,200 Chubb, Ltd. 749,628
1,104 Citigroup, Inc. 154,516
192 CNB Financial Corporation 6,472
694 Community Trust Bancorp, Inc. 50,218
374 ConnectOne Bancorp, Inc. 12,507
850 Customers Bancorp, Inc.
j
67,235
287 Enova International, Inc.
j
69,090
714 Federal Agricultural Mortgage
Corporation 142,279
3,567 Fifth Third Bancorp 201,072
451 Financial Institutions, Inc. 17,575
429 First American Financial
Corporation 29,425
82 First Financial Corporation 6,350
8,398 Genworth Financial, Inc.
j
79,529
698 Goosehead Insurance, Inc.
j
33,853
154 Great Southern Bancorp, Inc. 12,075
1,056 Hanmi Financial Corporation 34,214
609 Hometrust Bancshares, Inc. 30,383
562 Houlihan Lokey, Inc. 75,381
21,855 Huntington Bancshares, Inc./OH 387,489
427 Independent Bank Corporation/MI 15,402
8,116 Intercontinental Exchange, Inc. 999,161
7,950 JPMorgan Chase & Company 2,602,273
1,208 M&T Bank Corporation 287,516
622 Marsh & McLennan Companies,
Inc. 103,669
362 Mastercard, Inc. 185,923
276 Mercury General Corporation 29,427
7,401 MetLife, Inc. 626,199
2,016 MGIC Investment Corporation 56,851
9,513 Morgan Stanley 1,988,598
1,657 Nasdaq, Inc. 130,605
110 NBT Bancorp, Inc. 5,431
549 Neptune Insurance Holdings, Inc.
j
17,293
987 NMI Holdings, Inc.
j
40,556
1,341 Northern Trust Corporation 233,119
484 OFG Bancorp 23,750
3,939 Old National Bancorp 102,020
5,828 Old Republic International
Corporation 238,482
2,749 Old Second Bancorp, Inc. 64,107
613 Orrstown Financial Services, Inc. 25,029
1,529 Oscar Health, Inc.
j
43,607
65 PNC Financial Services Group,
Inc. 16,004
493 Reinsurance Group of America,
Inc. 104,836
3,447 Robinhood Markets, Inc.
j
345,665

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  19.4% Value
Financials 2.7% - continued
59 S&P Global, Inc. $ 24,028
3,415 SEI Investments Company 299,530
1,286 Simmons First National
Corporation 29,128
943 SouthState Bank Corporation 94,206
235 StoneX Group, Inc.
j
27,848
191 TriCo Bancshares 10,285
1,720 Triumph Financial, Inc.
j
131,253
2,401 Truist Financial Corporation 119,618
895 U.S. Bancorp 54,058
1,214 United Community Banks, Inc. 42,599
470 Universal Insurance Holdings, Inc. 19,439
6,119 Valley National Bancorp 89,643
2,541 Visa, Inc. 871,792
24,043 Wells Fargo & Company 1,986,914
446 WesBanco, Inc. 17,407
813 Wintrust Financial Corporation 130,665
1,168 Zions Bancorp NA 80,814
Total 24,732,327
Health Care 2.0%
2,830 AbbVie, Inc. 712,141
1,825 Agilent Technologies, Inc. 242,415
843 Amgen, Inc. 305,267
6,057 Boston Scientific Corporation
j
258,513
2,542 BrightSpring Health Services, Inc.
j
177,279
5,885 Bristol-Myers Squibb Company 339,094
1,340 Cencora, Inc. 379,193
1,233 Centene Corporation
j
79,146
3,728 Cigna Group 1,027,735
3,717 Concentra Group Holdings Parent,
Inc. 110,581
1,153 CVS Health Corporation 119,278
1,840 Danaher Corporation 350,483
2,533 Dexcom, Inc.
j
170,598
101 Edwards Lifesciences Corporation
j
9,136
133 Elevance Health, Inc. 51,435
1,031 Eli Lilly & Company 1,236,612
1,064 Encompass Health Corporation 107,549
3,646 Exelixis, Inc.
j
198,379
4,838 Gilead Sciences, Inc. 611,233
4,261 ICON plc
j
740,178
709 ICU Medical, Inc.
j
103,939
1,435 Illumina, Inc.
j
252,316
334 Insulet Corporation
j
50,851
1,537 Intuitive Surgical, Inc.
j
611,234
824 Janux Therapeutics, Inc.
j
12,657
768 Jazz Pharmaceuticals, Inc.
j
185,065
9,158 Johnson & Johnson 2,325,857
3,853 Labcorp Holdings, Inc. 1,078,840
1,483 LivaNova plc
j
121,947
720 Medpace Holdings, Inc.
j
381,305
5,101 Medtronic plc 399,051
13,091 Merck & Company, Inc. 1,682,194
173 Mettler-Toledo International, Inc.
j
221,009
3,070 Neurocrine Biosciences, Inc.
j
517,402
750 Regeneron Pharmaceuticals, Inc. 467,655
613 Repligen Corporation
j
83,638
3,836 Royalty Pharma plc 215,085
921 Stryker Corporation 289,968
1,015 Tenet Healthcare Corporation
j
189,886
2,212 Twist Bioscience Corporation
j
227,571
356 UFP Technologies, Inc.
j
94,386
214 United Therapeutics Corporation
j
115,952
2,486 UnitedHealth Group, Inc. 1,033,256
Shares Common Stock  19.4% Value
Health Care 2.0% - continued
783 Veeva Systems, Inc.
j
$ 138,959
2,143 Waystar Holding Corporation
j
43,996
7,790 Zimmer Biomet Holdings, Inc. 670,641
Total 18,740,905
Industrials 2.5%
1,323 3M Company 214,207
231 Acuity, Inc.
e
87,008
403 Advanced Drainage Systems, Inc. 63,255
4,027 Allegheny Technologies, Inc.
j
793,722
968 Allegion plc 135,994
12,495 Amentum Holdings, Inc.
j
258,272
1,971 AMETEK, Inc. 476,864
354 Applied Industrial Technologies,
Inc. 119,705
1,147 Automatic Data Processing, Inc. 256,871
1,910 Badger Infrastructure Solutions,
Ltd. 125,273
3,306 Barrett Business Services, Inc. 117,429
227 Bloom Energy Corporation
j
68,713
492 BWX Technologies, Inc. 95,768
975 C.H. Robinson Worldwide, Inc. 183,631
1,021 Caterpillar, Inc. 1,087,263
355 CECO Environmental Corporation
j
32,213
1,328 Clean Harbors, Inc.
j
396,740
86,148 CNH Industrial NV 967,442
3,473 Copart, Inc.
j
97,904
286 CSW Industrials, Inc. 79,594
29,950 CSX Corporation 1,423,523
203 Cummins, Inc. 144,782
399 Curtiss-Wright Corporation 302,346
10,065 Delta Air Lines, Inc. 942,688
762 Eaton Corporation plc 324,703
479 EMCOR Group, Inc. 397,512
279 ESCO Technologies, Inc. 97,661
12,762 Fastenal Company 612,959
140 Ferguson Enterprises, Inc. 33,226
10,807 Flowserve Corporation 801,447
1,123 Fluor Corporation
j
58,834
345 GE Vernova, Inc. 405,327
3,142 General Dynamics Corporation 1,113,022
3,383 General Electric Company 1,264,329
88 HEICO Corporation 22,696
1,737 Helios Technologies, Inc. 155,027
7,876 Hexcel Corporation 788,073
2,281 Honeywell Aerospace, Inc.
j
504,173
2,280 Honeywell International, Inc. 510,492
964 Howmet Aerospace, Inc. 259,181
969 IDEX Corporation 219,915
238 IES Holdings, Inc.
j
174,849
246 Innodata, Inc.
j
18,593
3,622 Jacobs Solutions, Inc. 456,372
2,660 JB Hunt Transport Services, Inc. 769,884
1,343 Johnson Controls International plc 196,226
582 Kirby Corporation
j
79,134
1,463 Korn Ferry 97,407
2,629 L3Harris Technologies, Inc. 763,961
985 Limbach Holdings, Inc.
j
75,845
886 Lincoln Electric Holdings, Inc. 235,242
368 Modine Manufacturing Company
j
98,263
375 Moog, Inc. 158,940
92 Mueller Industries, Inc. 11,310
980 NPK International, Inc.
j
15,592
234 NWPX Infrastructure, Inc.
j
35,086
687 Old Dominion Freight Line, Inc. 148,804

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  19.4% Value
Industrials 2.5% - continued
674 Parker-Hannifin Corporation $ 659,253
314 Quanta Services, Inc. 226,093
342 RBC Bearings, Inc.
j
220,268
526 Republic Services, Inc. 112,080
528 Rockwell Automation, Inc. 261,402
3,702 RTX Corporation 702,380
71 Saia, Inc.
j
29,902
1,846 Timken Company 268,261
2,018 Toro Company 196,594
3,645 Uber Technologies, Inc.
j
263,023
2,327 UL Solutions, Inc. 237,028
195 United Rentals, Inc. 220,914
158 V2X, Inc.
j
11,780
208 Valmont Industries, Inc. 120,141
697 Verisk Analytics, Inc. 125,132
21 Vicor Corporation
j
7,975
291 WESCO International, Inc. 100,520
594 Woodward, Inc. 252,711
Total 23,390,749
Information Technology 5.2%
820 Adobe, Inc.
j
168,116
2,590 Advanced Micro Devices, Inc.
j
1,504,557
3,431 Amphenol Corporation 604,954
1,524 Analog Devices, Inc. 605,287
19,702 Apple, Inc. 5,700,971
3,278 Applied Materials, Inc. 2,369,994
5,243 Arista Networks, Inc.
j
890,681
1,513 Autodesk, Inc.
j
294,157
6,369 Broadcom, Inc. 2,405,890
973 Cadence Design Systems, Inc.
j
365,186
17,748 Cisco Systems, Inc. 2,084,680
1,382 Cohu, Inc.
j
102,144
1,680 Crane NXT Company 85,949
49 CrowdStrike Holdings, Inc.
j
37,394
1,079 Datadog, Inc.
j
280,928
1,641 DocuSign, Inc.
j
72,893
415 Fabrinet
j
233,263
2,156 Flex, Ltd.
j
349,423
6,264 Fortinet, Inc.
j
962,276
3,137 GPGI, Inc. 49,721
477 Guidewire Software, Inc.
j
58,695
4,789 Intel Corporation
j
668,688
2,198 International Business Machines
Corporation 618,100
5,057 JFrog, Ltd.
j
459,580
1,123 Keysight Technologies, Inc.
j
393,129
1,941 Knowles Corporation
j
80,513
2,135 Lam Research Corporation 925,159
454 Littelfuse, Inc. 206,720
1,745 Micron Technology, Inc. 2,014,236
14,894 Microsoft Corporation 5,555,760
174 Monolithic Power Systems, Inc. 240,531
475 Motorola Solutions, Inc. 197,263
26,760 Nokia Oyj ADR 355,373
3,954 Nutanix, Inc.
j
201,496
37,050 NVIDIA Corporation 7,413,334
129 NXP Semiconductors NV 36,253
1,266 Onto Innovation, Inc.
j
479,118
2,762 Palantir Technologies, Inc.
j
322,242
2,855 Pegasystems, Inc. 85,564
508 Plexus Corporation
j
152,740
6,539 Qualcomm, Inc. 1,208,342
624 Rogers Corporation
j
102,167
2,253 SailPoint, Inc.
e,j
32,984
Shares Common Stock  19.4% Value
Information Technology 5.2% - continued
11,605 Samsung Electronics Company,
Ltd. $ 2,575,117
306 SanDisk Corporation
j
695,761
3,735 ServiceNow, Inc.
j
370,811
582 Snowflake, Inc.
j
148,119
325 Synopsys, Inc.
j
144,973
1,070 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 511,000
5,461 TD SYNNEX Corporation 1,459,944
137 Teradyne, Inc. 66,286
2,284 Texas Instruments, Inc. 680,792
1,024 TTM Technologies, Inc.
j
191,508
351 Western Digital Corporation 224,191
910 Zebra Technologies Corporation
j
239,567
Total 48,284,520
Materials 0.7%
322 Air Products and Chemicals, Inc. 94,404
1,821 Alcoa Corporation 94,947
2,959 Amrize, Ltd. 157,715
439 AptarGroup, Inc. 54,963
1,843 Ashland, Inc. 121,435
750 Balchem Corporation 126,712
2,391 Celanese Corporation 109,986
289 Century Aluminum Company
j
13,297
6,494 CF Industries Holdings, Inc. 703,040
9,324 Constellium SE
j
297,156
5,510 Crown Holdings, Inc. 616,128
3,274 Eastman Chemical Company 219,293
1,196 Ecolab, Inc. 333,218
2,285 Ecovyst, Inc.
j
28,448
3,242 Element Solutions, Inc. 154,805
2,368 Freeport-McMoRan, Inc. 148,924
1,591 Greif, Inc. 118,514
7,565 International Paper Company 288,226
8,549 Ivanhoe Mines, Ltd.
j
66,969
65 Kaiser Aluminum Corporation 12,716
1,300 Linde plc 674,622
885 Louisiana-Pacific Corporation 69,614
1,884 Newmont Corporation 175,966
4,304 Nucor Corporation 958,716
524 Perimeter Solutions, Inc.
j
18,681
4,112 Solstice Advanced Materials, Inc. 364,323
400 SSR Mining, Inc.
j
11,312
1,503 Steel Dynamics, Inc. 344,878
Total 6,379,008
Real Estate 0.6%
1,134 Agree Realty Corporation 85,889
1,907 AvalonBay Communities, Inc. 359,832
4,172 CBRE Group, Inc.
j
561,927
10,342 Crown Castle, Inc. 783,200
1,340 EPR Properties 77,733
183 Equinix, Inc. 190,757
1,497 Equity Lifestyle Properties, Inc. 96,482
10,609 Essential Properties Realty Trust,
Inc. 316,679
1,100 Extra Space Storage, Inc. 159,830
6,831 Fermi, Inc.
j
62,572
4,806 First Industrial Realty Trust, Inc. 294,656
362 Getty Realty Corporation 12,076
30,335 Healthcare Realty Trust, Inc. 611,857

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  19.4% Value
Real Estate 0.6% - continued
739 Innovative Industrial Properties,
Inc. $ 45,803
871 Iron Mountain, Inc. 110,016
1,144 Jones Lang LaSalle, Inc.
j
354,583
619 Kite Realty Group Trust 17,567
1,216 Medical Properties Trust, Inc. 5,618
3,850 Millrose Properties, Inc. 115,692
1,777 NetSTREIT Corporation 37,548
4,391 Sabra Health Care REIT, Inc. 85,668
606 Simon Property Group, Inc. 135,532
8,393 Tanger, Inc. 331,272
1,930 Terreno Realty Corporation 125,006
Total 4,977,795
Utilities 0.8%
2,285 Alliant Energy Corporation 174,323
269 American States Water Company 22,227
3,923 CenterPoint Energy, Inc. 172,769
4,635 Constellation Energy Corporation 1,151,195
8,042 Duke Energy Corporation 1,017,956
7,100 Edison International 528,595
10,908 Entergy Corporation 1,252,893
6,114 Evergy, Inc. 528,433
449 Eversource Energy 32,449
3,570 NiSource, Inc. 169,753
7,652 PG&E Corporation 128,707
1,124 Pinnacle West Capital Corporation 120,268
6,730 Portland General Electric
Company 348,816
873 Spire, Inc. 68,173
11,705 UGI Corporation 404,291
127 Unitil Corporation 6,692
4,740 Vistra Energy Corporation 751,906
Total 6,879,446
Total Common Stock
(cost $118,413,305) 179,260,252
Shares Preferred Stock 1.4% Value
Basic Materials 0.1%
6,827 Albemarle Corporation,
Convertible, 7.250% 377,874
Total 377,874
Capital Goods 0.1%
15,543 Boeing Company, Convertible,
6.000% 1,046,044
Total 1,046,044
Communications Services <0.1%
14,275 AT&T, Inc., 4.750%
h
254,666
4,250 Telephone and Data Systems, Inc.,
6.000%
e,h
78,837
Total 333,503
Financials 0.8%
5,100 AEGON Funding Company, LLC,
5.100% 95,880
7,000 Allstate Corporation, 5.100%
e,h
139,160
4,496 Ares Management Corporation,
Convertible, 6.750% 164,778
6,818 Athene Holding, Ltd., 5.625%
h
126,747
Shares Preferred Stock  1.4% Value
Financials 0.8% - continued
12,275 Bank of America Corporation,
4.250%
h
$ 210,148
16,050 Bank of America Corporation,
4.375%
h
285,529
8,025 Bank of America Corporation,
4.750%
e,h
154,321
11,550 Bank of America Corporation,
5.000%
h
231,924
470 Bank of America Corporation,
Convertible, 7.250%
h
589,615
5,500 Brookfield Finance, Inc., 4.625% 83,600
3,900 Capital One Financial Corporation,
4.800%
e,h
68,289
8,225 Capital One Financial Corporation,
5.000%
h
150,353
3,900 Charles Schwab Corporation,
4.450%
h
68,172
6,100 Citigroup, Inc., 6.250%
h
153,476
2,750 Citizens Financial Group, Inc.,
7.375%
h
70,372
6,425 Corebridge Financial, Inc., 6.375% 147,390
7,800 Fifth Third Bancorp, 4.950%
e,h
139,620
7,800 Huntington Bancshares, Inc./OH,
4.500%
h
127,920
16,000 JPMorgan Chase & Company,
4.200%
h
274,720
12,050 JPMorgan Chase & Company,
4.625%
h
225,576
10,750 JPMorgan Chase & Company,
4.750%
h
207,583
3,900 KeyCorp, 5.650%
e,h
81,393
9,950 KeyCorp, 6.200%
b,e,h
248,153
7,905 KKR & Company, Inc.,
Convertible, 6.250% 315,014
7,700 MetLife, Inc., 4.750%
e,h
143,528
7,050 Morgan Stanley, 4.250%
h
119,639
5,400 Morgan Stanley, 5.850%
e,h
127,224
3,600 Morgan Stanley, 6.625%
e,h
91,440
13,084 Morgan Stanley, 7.125%
e,h
329,978
13,025 Public Storage, 4.125%
h
205,925
5,025 Public Storage, 4.625%
e,h
89,395
1,275 Public Storage, 4.700%
h
22,899
7,800 Regions Financial Corporation,
4.450%
h
125,658
3,900 Regions Financial Corporation,
5.700%
b,h
95,355
7,800 Truist Financial Corporation,
4.750%
e,h
144,300
10,000 U.S. Bancorp, 4.000%
e,h
153,700
12,850 Wells Fargo & Company, 4.375%
h
220,378
7,800 Wells Fargo & Company, 4.700%
h
143,130
11,800 Wells Fargo & Company, 4.750%
e,h
220,424
605 Wells Fargo & Company,
Convertible, 7.500%
h
699,985
Total 7,292,691
Technology 0.2%
7,382 Alphabet, Inc., Series A,
Convertible
j
375,670
7,409 Alphabet, Inc., Series B,
Convertible 372,673
4,574 Hewlett Packard Enterprise
Company, Convertible, 7.625% 529,029
5,329 Microchip Technology, Inc.,
Convertible, 7.500% 408,788

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.4% Value
Technology 0.2% - continued
7,469 Oracle Corporation, Convertible,
6.500% $ 335,731
Total 2,021,891
Utilities 0.2%
15,500 CMS Energy Corporation, 4.200%
h
264,430
7,000 DTE Energy Company 166,320
4,500 NextEra Energy Capital Holdings,
Inc.
j
112,590
2,455 NextEra Energy, Inc., Convertible,
7.234% 122,013
4,399 NextEra Energy, Inc., Convertible,
7.299% 233,763
4,452 NextEra Energy, Inc., Convertible,
7.375% 213,429
3,026 PPL Corporation, Convertible,
7.000% 148,486
13,600 Southern Company, 4.950% 261,664
5,945 Southern Company, Convertible,
7.125% 295,704
Total 1,818,399
Total Preferred Stock
(cost $13,827,605) 12,890,402
Shares
Collateral Held for Securities
Loaned 0.8% Value
7,800,088 Thrivent Cash Management Trust 7,800,088
Total Collateral Held for
Securities Loaned
(cost $7,800,088) 7,800,088
Shares or
Principal
Amount Short-Term Investments 5.3% Value
Federal Home Loan Bank Discount
Notes
100,000 3.630%, 7/15/2026
k,l
99,850
400,000 3.620%, 7/24/2026
k,l
399,037
100,000 3.590%, 7/31/2026
k,l
99,689
200,000 3.615%, 8/21/2026
k,l
198,943
700,000 3.620%, 8/26/2026
k,l
695,943
400,000 3.630%, 9/4/2026
k,l
397,298
200,000 3.647%, 9/11/2026
k,l
198,505
100,000 3.685%, 9/18/2026
k,l
99,181
Federal Home Loan Mortgage
Corporation Discount Notes
600,000 3.600%, 7/20/2026
k,l
598,797
State Street Institutional U.S.
Government Money Market
Fund
15,308,648 3.585%
k
15,308,648
Thrivent Core Short-Term Reserve
Fund
3,010,582 3.960% 30,105,823
U.S. Treasury Bills
600,000 3.614%, 8/27/2026
k,m
596,513
Total Short-Term Investments
(cost $48,799,676) 48,798,227
Total Investments (cost
$895,651,231) 103.1% $953,216,384
Other Assets and Liabilities, Net
(3.1%) (29,067,370)
Total Net Assets 100.0% $924,149,014
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $134,504,659 or 14.6%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Conservative Allocation Fund as of June 30, 2026 was
$67,200 or 0.01% of total net assets. The following table
indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 144,113
Credit Suisse Group AG 12/4/2013 150,000

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Conservative Allocation Fund as of June 30, 2026:
Securities Lending Transactions
Common Stock $ 2,173,213
Long-Term Fixed Income 5,225,655
Total lending $7,398,868
Gross amount payable upon return of
collateral for securities loaned $7,800,088
Net amounts due to counterparty $401,220
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $73,775,758
Gross unrealized depreciation (21,266,937)
Net unrealized appreciation (depreciation) $52,508,821
Cost for federal income tax purposes $899,609,226

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 58,194,648 – 58,194,648 –
Basic Materials 247,026 – 247,026 –
Capital Goods 3,578,117 – 3,578,117 –
Collateralized Mortgage Obligations 87,260,780 – 87,260,780 –
Commercial Mortgage-Backed Securities 4,748,834 – 4,748,834 –
Communications Services 1,834,604 – 1,834,604 –
Consumer Cyclical 4,007,152 – 4,007,152 –
Consumer Non-Cyclical 3,688,720 – 3,688,720 –
Energy 3,234,197 – 3,234,197 –
Financials 13,713,459 – 13,713,459 –
Mortgage-Backed Securities 175,205,490 – 175,205,490 –
Technology 10,248,893 – 10,248,893 –
U.S. Government & Agencies 63,773,059 – 63,773,059 –
Utilities 8,911,941 – 8,911,941 –
Registered Investment Companies
U.S. Affiliated 197,745,070 197,745,070 – –
U.S. Unaffiliated 6,943,858 6,943,858 – –
Common Stock
Communications Services 13,928,164 13,568,441 359,723 –
Consumer Discretionary 17,489,897 17,489,897 – –
Consumer Staples 5,825,645 5,825,645 – –
Energy 8,631,796 8,631,796 – –
Financials 24,732,327 24,732,327 – –
Health Care 18,740,905 18,740,905 – –
Industrials 23,390,749 23,265,476 125,273 –
Information Technology 48,284,520 45,709,403 2,575,117 –
Materials 6,379,008 6,312,039 66,969 –
Real Estate 4,977,795 4,977,795 – –
Utilities 6,879,446 6,879,446 – –
Preferred Stock
Basic Materials 377,874 377,874 – –
Capital Goods 1,046,044 1,046,044 – –
Communications Services 333,503 333,503 – –
Financials 7,292,691 7,292,691 – –
Technology 2,021,891 2,021,891 – –
Utilities 1,818,399 1,818,399 – –
Short-Term Investments 18,692,404 15,308,648 3,383,756 –
Subtotal Investments in Securities $854,178,906 $409,021,148 $445,157,758 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 61,131,567
Affiliated Short-Term Investments 30,105,823
Collateral Held for Securities Loaned 7,800,088
Subtotal Other Investments $99,037,478
Total Investments at Value $953,216,384
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 320,089 320,089 – –
Total Asset Derivatives $320,089 $320,089 $– $–
Liability Derivatives
Futures Contracts 928,739 576,546 352,193 –
Credit Default Swaps 489,687 – 489,687 –
Total Liability Derivatives $1,418,426 $576,546 $841,880 $–
The following table presents Conservative Allocation Fund's futures contracts held as of June 30, 2026. Investments and/or cash totaling
$2,787,243 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 September 2026 $ 2,180,212 $ 17,601
CME E-mini S&P 500 Index 45 September 2026 16,790,220 193,342
ICE mini MSCI EAFE Index 94 September 2026 14,756,835 26,075
ICE US mini MSCI Emerging Markets Index 101 September 2026 8,791,294 83,071
Total Futures Long Contracts $ 42,518,561 $ 320,089
CBOT U.S. Long Bond (21) September 2026 ( $ 2,324,542) ( $ 58,958)
CME E-mini Russell 2000 Index (95) September 2026 (13,974,660) (491,940)
CME E-mini S&P Mid-Cap 400 Index (3) September 2026 (1,139,852) (25,648)
Eurex Euro STOXX 50 Index (158) September 2026 (11,142,163) (352,193)
Total Futures Short Contracts ( $ 28,581,217) ($928,739)
Total Futures Contracts $ 13,937,344 ($608,650)

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Conservative Allocation Fund's credit default swap contracts held as of June 30, 2026. Investments totaling $596,513 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 11,617,650 $ – ( $ 489,687) ( $ 489,687)
Total Credit Default Swaps $– ($489,687) ($489,687)
1 As the buyer of protection, Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Conservative Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 302,488
Total Equity Contracts 302,488
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 17,601
Total Interest Rate Contracts 17,601
Total Asset Derivatives $320,089
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 869,781
Total Equity Contracts 869,781
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 58,958
Total Interest Rate Contracts 58,958
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 489,687
Total Credit Contracts 489,687
Total Liability Derivatives $1,418,426
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts $ 43,197
Total Interest Rate Contracts 43,197
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 733,914
Total Return Swaps Net realized gains/(losses) on Swap agreements 9,423
Total Equity Contracts 743,337
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (69,466)
Total Foreign Exchange Contracts (69,466)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 255,951
Total Credit Contracts 255,951
Total $973,019
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ( $ 639,007)
Total Equity Contracts (639,007)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (57,137)
Total Interest Rate Contracts (57,137)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (452,504)
Total Credit Contracts (452,504)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 79,084
Total Foreign Exchange Contracts 79,084
Total ($1,069,564)
The following table presents Conservative Allocation Fund's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $31,945,251
Futures - Short (27,181,509)
Total Return Swaps - Long 2,292,938
Interest Rate Contracts
Futures - Long 5,513,797
Futures - Short (2,398,590)
Foreign Exchange Contracts
Futures - Long 7,116,202
Futures - Short (52,880)
Credit Contracts
Credit Default Swaps - Buy Protection (851,998)

Conservative Allocation Fund
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Fund, is as follows:
Fund
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $66,858 $1,732 $7,960 $61,132 6,853 6.6%
Core High Yield Bond – 79,719 1,560 78,581 3,961 8.5
Core Investment Grade Corporate Bond – 104,642 960 103,741 5,277 11.2
International Large Cap ETF
1
13,605 1,023 – 15,423 608 1.7
Total Affiliated Registered Investment
Companies 80,463 258,877 28.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 22,916 47,691 40,500 30,106 3,011 3.3
Total Affiliated Short-Term Investments 22,916 30,106 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,559 54,500 56,259 7,800 7,800 0.8
Total Collateral Held for Securities Loaned 9,559 7,800 0.8
Total Value $112,938 $296,783
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(862) $1,364 $– $1,732
Core High Yield Bond 4 418 – 1,515
Core Investment Grade Corporate Bond (1) 60 – 1,486
International Large Cap ETF
1
– 795 700 323
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 0 (1) – 507
Total Income/Non Cash Income from Affiliated Investments $5,563
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total $(859) $2,636 $700
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2026 (unaudited)
Conservative
Allocation Fund
Assets
Investments in unaffiliated securities at cost $602,466,207
Investments in affiliated securities at cost $293,185,024
Investments in unaffiliated securities at value
(#)
$656,433,836
Investments in affiliated securities at value 296,782,548
Cash 294,849
Dividends and interest receivable 2,905,913
Prepaid expenses 28,811
Receivable for:
Investments sold 2,327,268
Investments sold on a delayed-delivery basis 6,623,487
Fund shares sold 818,759
Expense reimbursements 1,345
Variation margin on open future contracts 299,296
Variation margin on open swap contracts 8,818
Total Assets 966,524,930
Liabilities
Distributions payable 182,238
Accrued expenses 78,699
Payable for:
Investments purchased 2,496,923
Investments purchased on a delayed-delivery basis 30,423,384
Return of collateral for securities loaned 7,800,088
Fund shares redeemed 892,651
Variation margin on open future contracts 273,661
Investment advisory fees 93,316
Administrative fees 3,010
Distribution fees 20,385
Transfer agent fees 46,168
Trustee fees 915
Trustee deferred compensation 64,478
Total Liabilities 42,375,916
Net Assets
Capital stock (beneficial interest) 889,283,909
Distributable earnings/(accumulated loss) 34,865,105
Total Net Assets $924,149,014
Class S Share Capital $498,903,025
Shares of beneficial interest outstanding (Class S) 33,263,173
Net asset value per share $15.00
Class A Share Capital $425,245,989
Shares of beneficial interest outstanding (Class A) 27,973,945
Net asset value per share $15.20
Maximum public offering price $15.92
(#)
Includes securities on loan of 7,398,868

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2026 (unaudited)
Conservative
Allocation Fund
Investment Income
Dividends $2,142,793
Taxable interest 12,973,373
Affiliated income from securities loaned, net 31,055
Income from affiliated investments 507,013
Non cash income from affiliated investments 5,056,153
Foreign tax withholding (4,548)
Total Investment Income 20,705,839
Expenses
Adviser fees 2,402,418
Administrative service fees 117,467
Audit and legal fees 22,745
Custody fees 31,468
Distribution expenses Class A 532,494
Insurance expenses 2,654
Printing and postage expenses Class S 52,918
Printing and postage expenses Class A 48,874
SEC and state registration expenses 30,416
Transfer agent fees Class S 191,076
Transfer agent fees Class A 143,084
Trustees' fees 20,544
Pricing service fees 44,880
Other expenses 17,106
Total Expenses Before Reimbursement 3,658,144
Less:
Reimbursement from adviser (3,479)
Total Net Expenses 3,654,665
Net Investment Income/(Loss) 17,051,174
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 13,540,066
Affiliated investments (858,969)
In-kind contributions (1,576,079)
Distributions of realized capital gains from
affiliated investments 700,273
Futures contracts 707,645
Foreign currency transactions (11,601)
Swap agreements 265,374
Change in net unrealized appreciation/(depreciation)
on:
Investments 3,436,961
Affiliated investments 2,636,042
Futures contracts (617,060)
Foreign currency transactions 130,960
Swap agreements (452,504)
Net Realized and Unrealized Gains/(Losses) 17,901,108
Net Increase/(Decrease) in Net Assets Resulting
From Operations $34,952,282

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Conservative Allocation Fund
For the periods ended
6/30/2026
(unaudited) 12/31/2025
Operations
Net investment income/(loss) $17,051,174 $38,116,072
Net realized gains/(losses) 12,766,709 15,238,326
Change in net unrealized appreciation/(depreciation) 5,134,399 38,246,260
Net Change in Net Assets Resulting From Operations 34,952,282 91,600,658
Distributions to Shareholders
From income/realized gains Class S (9,705,686) (22,396,461)
From income/realized gains Class A (7,856,988) (16,550,968)
Total from income/realized gains (17,562,674) (38,947,429)
Total Distributions to Shareholders (17,562,674) (38,947,429)
Capital Stock Transactions
Class S
Sold 55,201,081 121,032,743
Distributions reinvested 9,324,214 21,617,736
Redeemed (57,116,054) (225,297,163)
Total Class S Capital Stock Transactions 7,409,241 (82,646,684)
Class A
Sold 13,766,751 23,162,908
Distributions reinvested 7,243,796 15,209,510
Redeemed (34,831,567) (71,015,158)
Total Class A Capital Stock Transactions (13,821,020) (32,642,740)
Capital Stock Transactions (6,411,779) (115,289,424)
Net Increase/(Decrease) in Net Assets 10,977,829 (62,636,195)
Net Assets, Beginning of Period 913,171,185 975,807,380
Net Assets, End of Period $924,149,014 $913,171,185
Capital Stock Share Transactions
Class S shares
Sold 3,715,619 16,155,446
Distributions reinvested 626,976 2,894,650
Redeemed (3,842,875) (23,657,891)
Shares reduced due to reverse share split – (39,386,586)
(a)
Total Class S Share Transactions 499,720 (43,994,381)
Class A shares
Sold 914,977 3,049,171
Distributions reinvested 480,726 1,998,278
Redeemed (2,313,908) (9,542,538)
Shares reduced due to reverse share split – (28,933,938)
(a)
Total Class A Share Transactions (918,205) (33,429,027)
(a) Share transaction reflects 1:2 reverse share split completed after the close of business on December 4, 2025.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 22 separate series
(each, a "Fund" and, collectively, the "Funds"), each with its own investment objective and policies. The Trust currently consists of six asset allocation Funds, eight equity Funds, seven fixed-income Funds, and one money market Fund.
This report includes Conservative Allocation, one of the Trust’s 22 Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize.  The
Trust includes two classes of shares: Class A and Class S shares.
The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%. Class S shares are offered at net asset value and have no annual 12b-1 fees.
The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High
Yield Municipal Bond, Mid Cap Growth, and Small Cap Growth offer only Class S Shares; each of the other 19 Funds of the Trust offer
Class A and Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Net asset value ("NAV") is
determined for a particular class by adding the value of the class's proportionate share of the Fund's investments, cash, accrued but undistributed investment income, and other assets, subtracting the class's proportionate share of the Fund's liabilities, and dividing the result by the number of outstanding shares of that class. Accrued investment income and gains earned by the Fund are reflected in the NAV until the ex-dividend date of the Fund’s distribution, when the declared distribution amount is treated as a Fund liability.
The Fund records its investments at fair value using market
quotations when they are readily available pursuant to Rule 2a-5.  The
Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system, which includes exchange-traded funds, are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap
agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-
price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon
foreign currency exchange rates provided by the pricing service.
Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

determined in good faith pursuant to procedures adopted by the
Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Fund value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of the
Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Fund does not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of the
Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Fund, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Fund (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Fund's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Fund has no examinations in progress and none are expected at this time.
As of June 30, 2026, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

The Fund pays tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the
Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Fund.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Conservative Allocation are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. In addition, the Fund may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Undistributed income, including accrued investment income and gains earned by the Fund, is reflected in the net asset value until the ex-dividend date of the Fund’s distribution, when the declared distribution amount is treated as a Fund liability.
Derivatives
— The Fund may invest in derivatives, a category
that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial
instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities.
The Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain).
These contracts may be transacted on an exchange or over-the-
counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the Fund's expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, the Fund may, under certain
circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
If the Fund invested in the following derivative types, more detailed information can be found in the Schedule of Investments.
Options
— The Fund may buy put and call options and write put
and covered call options. The Fund intends to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period covered within this report, the Fund did not invest in options.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian,

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may take a
"long" or "short" position with respect to the underlying referenced asset.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Mortgage Dollar Roll Transactions
— The Fund can enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type and
coupon) securities at a later date at an agreed upon price. The Fund must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Fund is required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Fund
forgoes principal and interest paid on the mortgage securities sold.
The Fund is compensated from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman
Sachs Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Fund.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The
Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management Trust.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

The Fund receives dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— The
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the
Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation-Protected Securities
— The Fund may invest
in Treasury Inflation-Protected Securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities
— The Fund may invest in interest only and
principal only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 30, 2026, the Fund did not report an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
In-kind Contributions
— During March 2026, Conservative Allocation Fund contributed securities in-kind to Thrivent Core High Yield Bond
Fund and Thrivent Core Investment Grade Corporate Bond Fund. As a result of the in-kind contribution, Thrivent Core High Yield Bond Fund and
Thrivent Core Investment Grade Corporate Bond Fund issued shares at the per share net asset value on the date of contribution. For financial reporting purposes, the contributing fund recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities; it recognizes a loss if the cost exceeds the value. The realized gains or losses below are included in the Statement of Operations of the contributing fund as net realized gains/losses on in-kind contributions. These in-kind transactions were conducted at market value. The transactions were as follows:

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

Under the Internal Revenue Code, the contributing Fund, Thrivent Core High Yield Bond Fund and Thrivent Core Investment Grade Corporate
Bond Fund are related parties and losses on the in-kind contributions are deferred until the contributed securities are sold to an unrelated taxpayer. Gains on these in-kind contributions are recognized for tax purposes in the year of the contribution.
Line of Credit
— The Fund, along with other portfolios managed
by the investment adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust
Company, to be utilized for temporary or emergency purposes
to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on
December 15, 2026 unless extended by mutual agreement of State
Street Bank and Trust Company and the Funds.  The Fund had no
borrowings for the six months ended June 30, 2026.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, the Fund pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— Subject to certain limitations, the
Fund may invest in other Funds, ETFs, Thrivent Cash Management
Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the
Fund as a result of its investment in any other funds for which the
Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust.  There are no advisory fees for
Thrivent Core Funds, and therefore no reimbursement is made
related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the six months ended
June 30, 2026, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $126,992 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2026, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative
Contributing Fund
Contribution
 Date
Shares
Received -
Core High
Yield Bond
Net Asset
Value
per Share-
Core High
Yield Bond
Shares
Received-
Core Inv
Grade Corp
Bond
Net Asset
Value
per Share-
Core Inv
Grade Corp
Bond
In-Kind
Amount
- Cash
In-Kind
Amount-
Securities
Realized
Gain/(Loss)
Conservative Allocation 3/16/2026 3,962,904  $19.73 5,249,990 $19.65 $1,160,579 $180,199,906
($
1,576,079)
Totals 3,962,904 5,249,990 $1,160,579 $180,199,906 ($1,576,079)
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Conservative Allocation
0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

personnel and services of $117,467 from the Fund covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2026, Thrivent
Investor Services received $337,364 for transfer agent services from the Fund covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual
Funds. Money Market is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $19,686 in fees from the Fund covered in this shareholder report for the six months ended June 30, 2026. In addition, the
Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment
Mgt., Thrivent Investor Services and Thrivent Distributors, LLC;
however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has agreed to waive the management fees that are indirectly incurred by any Fund of the Trust as a result of its investments in certain affiliated ETFs, for which the Adviser or an affiliate serves as investment adviser. Under this agreement, the Adviser waives such fees to an effective rate of 0.06% for investments in Thrivent International Small Cap ETF and Thrivent International Large Cap ETF, and to an effective rate of
0.05% for investments in Thrivent Small Cap Value ETF and Thrivent
Mid Cap Value ETF. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees
of the Trust and the Adviser. For the six months ended June 30,
2026, the following expense reimbursements, as a percentage of net assets, were in effect:
Interfund Lending
— The Fund may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Fund to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to the participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2026, the Fund did not borrow cash through the
Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update
("ASU") 2023-07, Segment Reporting (Topic 280) - Improvements
to Reportable Segment Disclosures ("ASU 2023-07"), management evaluates the Fund's business activities to determine the segment reporting needed for the Fund. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic
280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Principal Officers of the Fund, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Fund's CODMs.
Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. As an investment company, the Fund primarily engages in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
Fund Class A Class S
Expiration
Date
Conservative Allocation <0.01% <0.01% 2/28/2027

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

(5) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. Undistributed income, including accrued investment income and gains earned by the Fund, is reflected in the net asset value until the ex-dividend date of the Fund’s distribution, when the declared distribution amount is treated as a Fund liability. To the extent these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2026, the tax basis balance has not yet been determined.
At December 31, 2025, the Fund had accumulated the following capital loss carryover:
To the extent that the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— The Fund may own
restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers.
The Fund has no right to require registration of unregistered securities.
If the Fund currently invests in Restricted Securities, additional details are provided in the Schedule of Investments.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Fund is permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
For the six months ended June 30, 2026, the Fund did not engage in these types of transactions.
(8) RELATED PARTY TRANSACTIONS
As of June 30, 2026, no related parties held shares in excess of 5% of the Fund covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have
a significant effect on the operation of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, resulting in additional losses for the Fund.
(9) REVERSE SHARE SPLIT
During the year ended December 31, 2025, the Board approved
a reverse share split (the “Reverse Share Split”) of the issued and outstanding Class A and Class S shares (the “Shares”)
of Conservative Allocation Fund. The Reverse Share Split was
completed after the close of business on December 4, 2025 (the
“Effective Date”). The table below provides the ratio for the Reverse
Share Split:
As a result of the Reverse Stock Split, for each Share held by the shareholder at the close of business on the Effective Date, the shareholder will receive a proportional number of shares of the
Fund based on the split ratio with the same aggregate dollar value.
The effect of the Reverse Share Split is to reduce the number of outstanding Shares of the Fund and increase the Fund’s per share net asset value. Thus, the total dollar value of a shareholder’s investment in Shares of the Fund will not change due to the Reverse
Share Split, and each shareholder will continue to own the same percentage (by value) of Shares of the Fund immediately following the Reverse Share Split.
The Reverse Share Split was not a taxable event, nor did it impact net assets, operational results or the total return of the Fund. The
Reverse Share Split was carried out in accordance with the share split ratio provided in the table above, calculated to result in a net asset value per share that better aligns the share class prices of the Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial
Fund
Capital Loss
Carryover
Conservative Allocation $ 31,169,228
In thousands
Fund Purchases
Sales/
Paydowns
Conservative Allocation $144,418 $136,140
In thousands
Fund Purchases
Sales/
Paydowns
Conservative Allocation $200,472 $197,005
Fund Share Split Ratio
Conservative Allocation  1:2

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

statements and the financial highlights to reflect the effect of the
Reverse Share Split.
(10) SUBSEQUENT EVENTS
The Adviser of the Fund has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(11) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of June 30, 2026, the Fund did not have any portfolio concentrations greater than 25% in any sector.
(12) PRINCIPAL RISKS
Investing in the Fund involves risks.  The following is an
alphabetical list of principal risks in investing in the Fund. Refer to the prospectus for risks specific to the Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Artificial Intelligence Risk
— The development and use of
artificial intelligence (“AI”) technologies, including generative AI, are expanding rapidly and may be employed by issuers in which the Fund invests, as well as by service providers that support the operations of the Fund. AI technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses affecting the Fund. The broader use of AI may also heighten market risks, including manipulation, fraud, and cyberattacks.
To the extent a Fund invests in companies that develop,
implement, or are otherwise involved in AI technologies, the Fund may be impacted by risks affecting such companies. These risks may include small or limited markets for such securities, changes in business cycles, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such
companies, especially smaller, start-up companies, tend to be more volatile than securities of larger, more established companies.
Rapid changes to AI technologies could have a material adverse effect on such company’s operating results. These companies are generally heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that the steps taken by companies to protect their proprietary intellectual property rights in AI technologies will be sufficient to prevent the misappropriation of their technology or that competitors will not independently develop similar technologies.
Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that
the products or services produced by these companies will be successful. AI technology could face increased regulatory scrutiny in the future, which may limit the development of AI technologies and impede the growth of companies that develop or use such
technologies.
The use of AI technologies and applicable laws and regulations continues to evolve. It is not possible to predict the full extent, impact, or risks of such use.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Fund and its service providers may
be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Increased geopolitical tensions may increase the risk, scale, and sophistication of cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations.
Cyber incidents affecting the Adviser or other service providers
(including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Fund's ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

for the Fund's operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences
for such issuers and may cause the Fund's investments in such companies to lose value. While the Fund's service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political
upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries.
Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal
systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
High-Yield Risk
— High-yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and the
success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

Fund to underperform relative to its benchmark or similar funds.
There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2026
(unaudited)

systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Regulatory Risk
— Legal, tax, and regulatory developments may
adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory
organizations, and exchanges, which are authorized to take
extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a
Fund's interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Valuation Risk
— The price that a Fund receives upon the sale
(or other disposition) of an investment may differ from the Fund's valuation of the investment, particularly for investments that trade in lower volumes, during periods of market turmoil or volatility, or investments that are valued using a fair valuation methodology or based on a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed to it by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of such investment.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Conservative Allocation Fund
Class S Shares
Period Ended 6/30/2026 (unaudited) $ 14.72 $ 0.28 $ 0.29 $ 0.57 $ (0.29) $ –
Year Ended 12/31/2025 13.96 0.56 0.79 1.35 (0.59) –
Year Ended 12/31/2024 13.60 0.56 0.38 0.94 (0.58) –
Year Ended 12/31/2023 12.90 0.54 0.72 1.26 (0.56) –
Year Ended 12/31/2022 15.24 0.42 (2.32) (1.90) (0.44) –
Year Ended 12/31/2021 15.26 0.36 0.64 1.00 (0.36) (0.66)
Class A Shares
Period Ended 6/30/2026 (unaudited) 14.91 0.27 0.30 0.57 (0.28) –
Year Ended 12/31/2025 14.14 0.60 0.73 1.33 (0.56) –
Year Ended 12/31/2024 13.76 0.54 0.38 0.92 (0.54) –
Year Ended 12/31/2023 13.06 0.54 0.70 1.24 (0.54) –
Year Ended 12/31/2022 15.40 0.40 (2.34) (1.94) (0.40) –
Year Ended 12/31/2021 15.42 0.32 0.64 0.96 (0.32) (0.66)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent. After the close of business on December 4, 2025, the Fund completed a 1:2 reverse share split. All per share data prior to December 5, 2025 has been adjusted to reflect the reverse share split. Additional information can be found in the accompanying Notes to Financial Statements.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.29) $ 15.00 3.94% $ 498.9 0.69% 3.86% 0.69% 3.86% 38%
(0.59) 14.72 9.88% 482.3 0.69% 3.99% 0.69% 3.99% 70%
(0.58) 13.96 7.01% 535.5 0.68% 4.02% 0.68% 4.02% 50%
(0.56) 13.60 10.05% 549.2 0.68% 4.15% 0.68% 4.15% 80%
(0.44) 12.90 (12.55)% 571.1 0.69% 3.07% 0.69% 3.07% 278%
(1.02) 15.24 6.55% 679.1 0.68% 2.28% 0.68% 2.28% 268%
(0.28) 15.20 3.83% 425.2 0.93% 3.61% 0.93% 3.61% 38%
(0.56) 14.91 9.57% 430.9 0.92% 3.77% 0.92% 3.77% 70%
(0.54) 14.14 6.81% 440.3 0.93% 3.78% 0.93% 3.78% 50%
(0.54) 13.76 9.65% 470.4 0.93% 3.90% 0.93% 3.90% 80%
(0.40) 13.06 (12.64)% 495.4 0.94% 2.82% 0.94% 2.82% 278%
(0.98) 15.40 6.22% 623.5 0.93% 2.01% 0.93% 2.01% 268%

Change in and Disagreement with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
None during the reporting period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 27, 2026                                                                   Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 27, 2026                                                                   By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  August 27, 2026                                                                   By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)